Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000778202_SupplementTextBlock	Supplement dated June 7, 2013 to the PNC Equity Funds Class A & C Shares Prospectus dated September 28, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	PNC MID CAP VALUE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

A.                                     In addition to the changes made to the section “PRINCIPAL INVESTMENT STRATEGIES” for the PNC Mid Cap Value Fund in paragraph E of the supplement dated June 4, 2013, effective June 28, 2013, the first sentence of the first paragraph under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 16 of the prospectus  is deleted in its entirety and replaced with the following:

The fund primarily invests in a diversified portfolio of mid cap companies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

B.                                     Effective June 28, 2013, under the section entitled “Principal Risks” on page 16 of the prospectus  the following  paragraph is inserted immediately following the first paragraph:

Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

C.                                    The following supersedes changes made to disclosure concerning  the PNC Mid Cap Value Fund in paragraph H of the supplement dated June 4, 2013.  Effective June 28, 2013, the primary benchmark for PNC Mid Cap Fund will change from the Russell Midcap Value Index to the Russell Midcap Index and the AVERAGE ANNUAL TOTAL RETURNS table listed on page 17 of the prospectus under the section entitled “PERFORMANCE INFORMATION” is deleted in its entirety and replaced with the following:

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Russell Midcap Index Class A Comparison (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2002
Russell Midcap Value Index Class A Comparison (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2002
Russell Midcap Index Class C Comparison (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/03)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2003
Russell Midcap Value Index Class C Comparison (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/03)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2003
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2002
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.41%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.71%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%	[1]
CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.37%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.91%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[1]
CLASS C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2003

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.